Basis of preparation and changes to the Group's accounting policies (Policies)	9 Months Ended
Sep. 30, 2019
Basis of preparation and changes to the Group's accounting policies
Basis of preparation

2.1. Basis of preparation

The interim condensed consolidated financial statements for the nine months ended September 30, 2019 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual financial statements as of December 31, 2018.

New standards, interpretations and amendments adopted by the Group

2.2. New standards, interpretations and amendments adopted by the Group

The interim condensed consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except when otherwise indicated.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2018, except for the adoption of new standards effective as of January 1, 2019. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The Group applies IFRS 16 Leases for the first time in 2019. As required by IAS 34, the nature and effect of changes to the Group’s financial statements as a result of adopting IFRS 16 Leases are disclosed below.

Several other amendments and interpretations are applied for the first time in 2019, but do not have an impact on the interim condensed consolidated financial statements of the Group.

IFRS 16 - Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 did not have an impact for leases where the Group is the lessor.

The Group adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

The impact of adopting IFRS 16 on the statement of financial position (increase/ (decrease)) as at January 1, 2019:

Amount
Assets
Property and equipment (right-of-use assets)	1,082
Deferred tax assets	(29)
Total assets	1,053

Liabilities
Long-term portion of lease liabilities	704
Short-term portion of lease liabilities	364
Trade and other payables	(132)
Total Liabilities	936

Net impact on equity, Including	117
Retained earnings	117

a) Nature of the effect of adoption of IFRS 16

The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use assets). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use assets.

Lessees are also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee generally recognizes the amount of the remeasurement of the lease liability as an adjustment to the right-of-use assets.

Most contracts where the Group acts as a lessee (except for long-term contract for office premises lease), fall under the recognition exemption for being short-term leases. The Group did not recognize either assets or liabilities for them and will continue recognize expenditure arising from them as expenses on rent of premises and related utility expenses (within selling, general, and administrative expenses) as they are incurred.

Accounting of several long-term contracts of lease of office premises where the Group acts as a lessee, had a material effect on the consolidated financial statements of the Group. This effect resulted from recognition of lease liabilities and right-of-use assets and from derecognition of accounts payable related to these contracts.

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Amount
Operating lease commitments as at December 31, 2018	1,242
Weighted average incremental borrowing rate as at January 1, 2019	9%
Discounted operating lease commitments at January 1, 2019	1,202
Less:
Commitments relating to short-term lease	(134)
Lease liabilities as at January 1, 2019	1,068

b) Summary of new accounting policies

Set out below are the new accounting policies of the Group upon adoption of IFRS 16, which have been applied from the date of initial application.

Lease liabilities

Lease liabilities are recognized at the date of initial application at the present value of the remaining lease payments discounted using the Group’s incremental borrowing rate at the date of initial application.

Right-of-use assets

Right-of-use assets are recognized at an amount equal to the lease liability adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application. No impairment is accrued on right-of-use assets as at the date of initial application.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of office premises and places for equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on short-term leases are recognized as expense on a straight-line basis over the lease term.

Significant judgement in determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional term. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The Group included the renewal period as part of the lease term for leases of various premises in Moscow equal to the term of lease of the main office premises because it is highly unlikely that these premises will be left until the main office moves to another place.

The carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period are disclosed in note 15.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately
•	The assumptions an entity makes about the examination of tax treatments by taxation authorities
•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates
•	How an entity considers changes in facts and circumstances

The interpretation did not have an impact on the consolidated financial statements of the Group.

Amendments to IFRS 9: Prepayment Features with Negative Compensation

Under IFRS 9, a debt instrument can be measured at amortised cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of an event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract. These amendments had no impact on the consolidated financial statements of the Group.

Amendments to IAS 28: Long-term interests in associates and joint ventures

The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognised as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures.

These amendments had no impact on the consolidated financial statements as the Group does not have long-term interests in its associate and joint venture.

Annual Improvements 2015-2017 Cycle

•	IFRS 3 Business Combinations

The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation. An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after 1 January 2019, with early application permitted. These amendments had no impact on the consolidated financial statements of the Group as there is no transaction where a joint control is obtained.

•	IFRS 11 Joint Arrangements

A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured. An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after 1 January 2019, with early application permitted. These amendments had no impact on the consolidated financial statements of the Group as there is no transaction where a joint control is obtained.

•	IAS 12 Income Taxes

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognises the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where it originally recognised those past transactions or events. An entity applies the amendments for annual reporting periods beginning on or after 1 January 2019, with early application permitted. When the entity first applies those amendments, it applies them to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. Since the Group’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Group.

•	IAS 23 Borrowing Costs

The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete. The entity applies the amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019, with early application permitted. Since the Group’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Group.

Accounting policies followed in interim financial statements

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2018, except for the adoption of new standards effective as of January 1, 2019. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.